Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,194,406.00
Previously Paid Amount	0.00
Total Fee Amount	6,241.35
Total Offset Amount	0.00
Net Fee	$ 6,241.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A